Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	PRER14A
Entity Registrant Name	Kustom Entertainment, Inc.
Entity Central Index Key	0001342958
Amendment Flag	true
Amendment Description	Amendment No. 2